BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		4,000,000	4,000,000
Common stock, shares outstanding		4,000,000	4,000,000